Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages - Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S1 1356767	X	Countrywide Home Loans, Inc.	20,031	859,935,004	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	16	855,588	0.44%	1	40,531	0.02%	85	5,743,192	2.95%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S6 1375787	X	Countrywide Home Loans, Inc.	22,591	1,099,999,935	100.00%	0	0	0.00%	1	46,251	0.01%	0	0	0.00%	47	3,001,591	0.96%	0	0	0.00%	52	3,027,812	0.97%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S7 1381327	X	Countrywide Home Loans, Inc.	18,395	999,999,976	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	695	35,800,446	11.98%	0	0	0.00%	0	0	0.00%

Residential mortgages – Other/Combined Subtotal*			61,017			0			1			0			758			1			137
Residential mortgages – Other/Combined Subtotal*				2,959,934,915			0			46,251			0			39,657,625			40,531			8,771,004

Residential mortgages - HELOC
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-E 1337536	X	Countrywide Home Loans, Inc.	36,758	1,970,443,452	100.00%	2	481,090	0.17%	0	0	0.00%	0	0	0.00%	1	121,513	0.04%	4	294,363	0.11%	3	812,034	0.29%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-F 1340194	X	Countrywide Home Loans, Inc.	50,025	2,700,000,647	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	118	20,762,259	5.12%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-I 1347169	X	Countrywide Home Loans, Inc.	32,677	1,999,999,035	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	10,678	0.00%	1	210,798	0.07%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-B 1356229	X	Countrywide Home Loans, Inc.	18,212	1,149,999,760	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	50	11,531,319	6.26%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-C 1356854	X	Countrywide Home Loans, Inc.	31,811	1,849,815,396	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	22	8,366,193	2.39%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-H 1376063	X	Countrywide Home Loans, Inc.	31,379	1,999,995,935	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	98	11,223,244	2.25%	0	0	0.00%	0	0	0.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-C 1393886	X	Countrywide Home Loans, Inc.	15,091	949,999,329	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	56	6,808,200	2.65%	0	0	0.00%	0	0	0.00%

Residential mortgages – HELOC Subtotal*			215,953			2			1			0			345			5			4
Residential mortgages – HELOC Subtotal*				12,620,253,554			481,090			35,611			0			58,812,728			305,041			1,022,833

Issuing Entities with No Demands for Repurchase or Replacement9

Residential mortgages - Other/Combined
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S2 1357382	X		22,134	1,049,999,992	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S3 1366128	X		22,971	999,964,916	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S4 1366992	X		19,002	999,999,680	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S5 1375786	X		17,239	899,999,929	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S8 1383944	X		19,106	999,999,709	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S10 1383946	X		33,161	1,599,999,938	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2006-S9 1383945	X		20,011	999,999,942	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S1 1391179	X		30,739	1,599,999,989	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S2 1393626	X		20,815	999,999,937	100.00%
CWHEQ HOME EQUITY LOAN ASSET-BACKED CERTIFICATES TRUST 2007-S3 1393627	X		14,700	699,999,967	100.00%

Residential mortgages - HELOC
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-A 1318665	X		28,264	1,477,499,228	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-B 1322013	X		34,082	1,772,999,939	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-C 1332029	X		21,142	999,999,732	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-D 1337535	X		36,202	1,970,443,042	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-G 1340398	X		40,932	1,749,999,999	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-H 1340432	X		40,264	1,749,999,907	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-J 1347356	X		25,009	1,499,999,756	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-K 1347170	X		17,229	999,999,584	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-L 1347171	X		2,979	399,999,692	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2005-M 1347172	X		32,070	1,999,999,129	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-A 1353881	X		17,311	799,999,034	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-D 1357190	X		34,579	1,849,593,741	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-E 1365927	X		20,463	1,499,935,519	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-F 1366929	X		28,278	1,749,957,717	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-G 1372861	X		13,630	995,823,299	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2006-I 1383341	X		33,239	2,099,258,146	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-A 1387320	X		19,221	1,199,987,814	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-B 1393885	X		15,264	949,999,177	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-D 1400716	X		15,236	899,783,428	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-E 1400725	X		15,307	899,803,564	100.00%
CWHEQ REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2007-G 1409423	X		18,924	586,183,804	100.00%

Totals*			276,970			2			2			0			1,103			6			141
Totals*				15,580,188,470			481,090			81,862			0			98,470,353			345,571			9,793,836

CWHEQ, Inc.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If a demand was received during the reporting period and the asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, originator, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.